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       Investments(R)








                                                 September 21, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Balanced Fund (the "Fund")
     (File Nos. 2-28273 and 811-01605)
     CIK No. 0000069405

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of the statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No.66 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000069405-01-500004) on April 23, 2001.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

cc:  Ms. Victoria Caviasca
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Ms. Michelle Rhee








Pioneer Investment Management USA Inc.
60 State Street
Boston, MA  02109-1820
617-742-7825

"Member of the UniCredito Italiano Banking Group, Register of Banking Groups."